Incorporated herein by reference is a supplement to the prospectus of MFS Blended Research Core Equity Portfolio, a series of MFS Variable Insurance Trust II (File No. 2-83616), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2016 (SEC Accession No. 0000912938-16-000829).